Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		$ 26,600	$ 26,600
Payment for long-term investment	$ 25,000
Convertible notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized debt discount and issuance costs			48,109	$ 62,327
Convertible notes | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt			195,800
Convertible notes | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt			$ 122,700